Document and Entity Information	Sep. 06, 2023
Cover [Abstract]
Entity Registrant Name	RAMBUS INC
Amendment Flag	false
Entity Central Index Key	0000917273
Document Type	8-K
Document Period End Date	Sep. 06, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-22339
Entity Tax Identification Number	94-3112828
Entity Address, Address Line One	4453 North First Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	462-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common stock
Trading Symbol	RMBS
Security Exchange Name	NASDAQ